Share-Based Compensation (Details Narrative) (10-K)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 08, 2013 shares	Sep. 30, 2013 USD ($) Employees shares	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2013 $ / shares	Oct. 09, 2013
SHARE-BASED COMPENSATION
Vesting period of award with rights					2 years
Performance Targets, Probability of occurring					100.00%
Total income tax benefit recognized for stock-based compensation | $					$ 600	$ 200	$ 5,100
Unrecognized compensation expense | $					$ 5,700
Weighted average period over which unrecognized compensation expense expected is to be recognized					2 years 11 months
Omnibus Plan [Member]
SHARE-BASED COMPENSATION
Number of shares of common stock authorized | shares				11,105,064			11,105,064
Percentage of number of outstanding shares over number of shares reserved and available for issuance by which number of shares reserved is adjusted						10.00%
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION
Vesting period of award without rights					4 years 2 months 12 days
Granted during the period (in dollars per share) | $ / shares					$ 47.44
Vested | shares					384,902
Share-based compensation expense | $					$ 1,500	$ 600	$ 14,600
Granted | shares					1,115,662
Unvested balance (in dollars per share) | $ / shares					$ 33.95	$ 17.91
Weighted average remaining term					2 years 10 months 28 days
Restricted Stock Units (RSUs) [Member] | Predecessor [Member]
SHARE-BASED COMPENSATION
Share-based compensation expense | $		$ 14,500
Percentage of outstanding shares into which equity awards are converted to rights									8.20313%
Shares delivered to holders of the award | shares							8,203,125
Unvested balance (in dollars per share) | $ / shares								$ 16.00
Period within which equity awards cannot be sold or transferred					5 years
Restricted Stock Units (RSUs) [Member] | Predecessor [Member] | Executive Officer [Member]
SHARE-BASED COMPENSATION
Share-based compensation expense | $		$ 13,100
Number of executives to whom share-based awards granted | Employees		2
Granted | shares		8.203125
Reductions to awards during the period (in shares) | shares	0.859375
Restricted Stock Units (RSUs) [Member] | Predecessor [Member] | Management [Member]
SHARE-BASED COMPENSATION
Additional compensation expense | $				$ 1,400
Incentive Units [Member]
SHARE-BASED COMPENSATION
Share-based compensation expense | $			$ 1,500			$ 0	$ 0
Service-Based Awards [Member]
SHARE-BASED COMPENSATION
Granted during the period (in dollars per share) | $ / shares					$ 47.44	$ 25.65	$ 17.00
Fair value of service based awards vested in period | $					$ 700	$ 100
Vested | shares							0
Weighted average remaining term					2 years 10 months 28 days
Performance Shares [Member]
SHARE-BASED COMPENSATION
Granted during the period (in dollars per share) | $ / shares					$ 34.45	$ 25.78
Vested | shares					0	0
Share-based compensation expense | $					$ 600
Granted | shares					16,091
Unvested balance (in dollars per share) | $ / shares					$ 25.79	$ 25.84
Weighted average remaining term					2 years 7 months 2 days
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Vesting period of award with rights					3 years